Subsidiaries with material non-controlling interest - Statements of cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiaries with material non-controlling interest
Operating activities	$ (577,320)	$ (486,059)	$ (227,032)
Investing activities	(477,666)	(117,924)	(205,536)
Financing activities	(48,250)	(109,490)	(55,624)
Increase in cash and cash equivalents in the year	$ 51,404	$ 258,645	$ (34,128)